Schedule I Condensed Parent Company Financials (Tables)	12 Months Ended
Aug. 29, 2013
Condensed Financial Statements, Captions [Line Items]
Schedule of Debt

As of	2013	2012
Elpida creditor installment payments	$1,644	$—
Capital lease obligations	1,252	883
2014 convertible senior notes	465	860
2027 convertible senior notes	147	141
2031A convertible senior notes	277	265
2031B convertible senior notes	253	243
2032C convertible senior notes	463	451
2032D convertible senior notes	369	361
2033E convertible senior notes	272	—
2033F convertible senior notes	260	—
Other notes payable	635	58
	6,037	3,262
Less current portion	1,585	224
	$4,452	$3,038

Maturities of Notes Payable and Future Minimum Lease Payments [Table Text Block]

As of August 29, 2013, maturities of notes payable, including the Elpida Creditor Installment Payments, and future minimum lease payments under capital lease obligations were as follows:

As of August 29, 2013	Notes Payable	Capital Lease Obligations
2014	$1,203	$449
2015	367	349
2016	356	307
2017	500	85
2018	869	41
2019 and thereafter	2,263	135
Discounts and interest, respectively	(773)	(114)
	$4,785	$1,252

Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Schedule of Debt

As of	2013	2012
Capital lease obligations	$553	$556
2014 convertible senior notes	465	860
2027 convertible senior notes	147	141
2031A convertible senior notes	277	265
2031B convertible senior notes	253	243
2032C convertible senior notes	463	451
2032D convertible senior notes	369	361
2033E convertible senior notes	272	—
2033F convertible senior notes	260	—
Intel senior note	25	58
	3,084	2,935
Less current portion	646	154
	$2,438	$2,781

Maturities of Notes Payable and Future Minimum Lease Payments [Table Text Block]
As of August 29, 2013, maturities of notes payable and future minimum lease payments under capital lease obligations were as follows:

As of August 29, 2013	Notes Payable	Capital Lease Obligations
2014	$510	$181
2015	—	180
2016	—	200
2017	175	30
2018	645	3
2019 and thereafter	1,645	8
Discounts and interest, respectively	(444)	(49)
	$2,531	$553